Schedule of Investments (unaudited) June 30, 2019	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.4%

Equity Funds — 22.1%
BlackRock Emerging Markets Fund, Inc., Class K	233,540	$5,611,975
BlackRock Global Allocation Fund, Inc., Class K	439,030	8,446,942
iShares Core MSCI EAFE ETF	94,211	5,784,555
iShares Core S&P Total U.S. Stock Market ETF	346,739	23,103,220
iShares Edge MSCI Min Vol USA ETF	193,176	11,924,755
Master Advantage Large Cap Core Portfolio	$8,787,209	8,787,209

		63,658,656

Fixed Income Funds — 78.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,634,140	45,970,670
iShares Floating Rate Bond ETF (a)	395,300	20,132,629
iShares MBS ETF	132,512	14,258,291
iShares U.S. Treasury Bond ETF	890,876	22,997,964
Master Total Return Portfolio	$58,257,910	58,257,910
U.S. Total Bond Index Master Portfolio	$63,866,158	63,866,158

		225,483,622

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	478,098	478,098
SL Liquidity Series, LLC, Money Market Series, 2.55% (b)(c)	140,372	140,415

		618,513

Total Affiliated Investment Companies — 100.4% (Cost: $276,630,442)		289,760,791

Liabilities in Excess of Other Assets — (0.4)%		(1,086,459)

Net Assets — 100.0%		$288,674,332

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	516,251	—		(516,251)	—	$—	$—	$(775,646)	$713,696
BlackRock Emerging Markets Fund, Inc., Class K	—	238,399		(4,859)	233,540	5,611,975	—	(6,416)	10,241
BlackRock Global Allocation Fund, Inc., Class K	414,697	78,580		(54,247)	439,030	8,446,942	28,878	328,744	(185,846)
BlackRock Global Long/Short Credit Fund, Class K	1,048,385	72,649		(1,121,034)	—	—	592,283	(9,325)	(748,896)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	478,098	(b)	—	478,098	478,098	6,817	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,356,998	1,694,023		(416,881)	4,634,140	45,970,670	976,036	(4,886)	932,385
iShares 7-10 Year Treasury Bond ETF	184,220	1,353		(185,573)	—	—	121,731	(455,743)	816,447
iShares Core MSCI EAFE ETF	—	105,394		(11,183)	94,211	5,784,555	170,456	(58,474)	(110,128)
iShares Core S&P Total U.S. Stock Market ETF	378,817	78,269		(110,347)	346,739	23,103,220	331,238	1,351,797	(1,286,584)
iShares Edge MSCI Min Vol USA ETF	—	210,435		(17,259)	193,176	11,924,755	106,273	63,980	1,485,688
iShares Edge MSCI Multifactor USA ETF	168,665	1,881		(170,546)	—	—	85,447	(644,488)	(129,258)
iShares Edge MSCI USA Momentum Factor ETF	103,746	533		(104,279)	—	—	17,995	856,419	(1,574,117)
iShares Floating Rate Bond ETF	583,924	220,538		(409,162)	395,300	20,132,629	604,377	(123,087)	(41,742)
iShares Global Tech ETF	—	36,743		(36,743)	—	—	22,323	113,420	—

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares J.P. Morgan USD Emerging Markets Bond ETF	199,624	7,447		(207,071)		—	$—	$682,207		$(1,401,314)	$1,437,995
iShares MBS ETF	—	135,114		(2,602)		132,512	14,258,291	66,106		308	223,387
iShares U.S. Treasury Bond ETF	—	922,419		(31,543)		890,876	22,997,964	143,578		1,717	805,803
Master Advantage Large Cap Core Portfolio	$8,871,994	$—		$(84,785	)(c)(d)	$8,787,209	8,787,209	121,128		136,068	(1,087,240)
Master Total Return Portfolio	$53,880,697	$4,377,213	(b)(d)	$—		$58,257,910	58,257,910	1,623,257		221,665	2,517,563
U.S. Total Bond Index Master Portfolio	$40,412,974	$23,453,184	(b)(d)	$—		$63,866,158	63,866,158	1,156,952		69,628	3,816,147
SL Liquidity Series, LLC, Money Market Series	30,243,496	—		(30,103,124	)(c)	140,372	140,415	15,242	(e)	(1,953)	1,677

							$289,760,791	$6,872,324		$(337,586)	$7,597,218

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$158,709,099	$—	$—	$158,709,099

Investments Valued at Net Asset Value (“NAV”)(b)				131,051,692

Total Investments				$289,760,791

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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